PGOF-P9 07/24

Statutory Prospectus Supplement	July 8, 2024

Putnam California Tax Exempt Income Fund

Putnam Diversified Income Trust

Putnam Core Bond Fund

Putnam Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund

Putnam ESG Core Bond ETF

Putnam ESG High Yield ETF

Putnam ESG Ultra Short ETF

Putnam Floating Rate Income Fund

Putnam Global Income Trust

Putnam Government Money Market Fund

Putnam High Yield Fund

Putnam Income Fund

Putnam Intermediate-Term Municipal Income Fund

Putnam Massachusetts Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Money Market Fund

Putnam Mortgage Opportunities Fund

Putnam Mortgage Securities Fund

Putnam Multi-Asset Income Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Retirement Advantage 2025 Fund

Putnam Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund

Putnam Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund

Putnam Retirement Advantage Maturity Fund

Putnam Short Duration Bond Fund

Putnam Short Term Investment Fund

Putnam Short-Term Municipal Income Fund

Putnam Strategic Intermediate Municipal Fund

Putnam Sustainable Retirement 2025 Fund

Putnam Sustainable Retirement 2030 Fund

Putnam Sustainable Retirement 2035 Fund

Putnam Sustainable Retirement 2040 Fund

Putnam Sustainable Retirement 2045 Fund

Putnam Sustainable Retirement 2050 Fund

Putnam Sustainable Retirement 2055 Fund

Putnam Sustainable Retirement 2060 Fund

Putnam Sustainable Retirement 2065 Fund

Putnam Sustainable Retirement Maturity Fund

Putnam Tax Exempt Income Fund

Putnam Tax-Free High Yield Fund

Putnam Ultra Short Duration Income Fund

Putnam Ultra Short MAC Series

Putnam VT Diversified Income Fund

Putnam VT Global Asset Allocation Fund

Putnam VT Government Money Market Fund

Putnam VT High Yield Fund

Putnam VT Income Fund

Putnam VT Mortgage Securities Fund

Effective July 15, 2024 (the “Effective Date”), Putnam Investment Management, LLC (“Putnam Management”) will transfer its management contracts with the above-listed Putnam funds (each, a “fund” and together, the “funds”) to Franklin Advisers, Inc. (“Franklin Advisers”) (the “Transfer”). As a result of the Transfer, Franklin Advisers will replace Putnam Management as the investment advisor of each fund.

Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). In connection with the Transfer, each fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, will become employees of Franklin Advisers, continuing their integration with the broader fixed income and Investment

Solutions investment teams at Franklin Advisers that they have been part of since the closing of Franklin Resources’ acquisition of Putnam Management on January 1, 2024 (the “Acquisition”).

In connection with the Transfer, as of the Effective Date, Putnam Management will transfer to Franklin Advisers the sub-management contract between Putnam Management and Putnam Investments Limited (“PIL”) in respect of each of the funds, and the sub-advisory contract among Putnam Management, PIL and The Putnam Advisory Company, LLC (“PAC”) in respect of Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam Multi-Asset Income Fund, and Putnam VT Global Asset Allocation Fund.

In addition, as of the Effective Date, Franklin Advisers will retain Putnam Management as sub-adviser for the funds pursuant to a new subadvisory agreement (the “Subadvisory Agreement”). Putnam Management’s equity investment team and certain other staff will remain as employees of Putnam Management after the Transfer, and the Subadvisory Agreement will permit these personnel to continue to provide the same services (including certain investment advisory and related services) to the funds, as applicable by fund, that they had provided to the funds prior to the Transfer.

The Transfer is not expected to change a fund’s investment strategy or the way in which the fund’s assets are managed in any material way, and, on completion of the Transfer on the Effective Date, each fund’s current portfolio manager(s) will continue to manage the fund as part of Franklin Advisers. The changes described above are also not expected to materially change the nature or level of services provided to each fund, and will not result in an increase in the fees payable by the fund to its investment manager.

In connection with the foregoing, as of the Effective Date, all references to Putnam Management in each fund’s prospectus (other than references mentioned below, references regarding fees previously paid to Putnam Management, and references describing the Acquisition) are deleted and replaced with references to Franklin Advisers, Inc. or Franklin Advisers, as the context requires. Additionally, all portfolio managers of the funds for which Putnam Management is listed as the employer are now employees of Franklin Advisers.

In addition, the following changes are made as of the Effective Date:

•	For each of Putnam Core Bond Fund and Putnam Short Duration Bond Fund, all references to PAC serving as the fund’s sub-advisor are deleted.
•	For each fund, in the sub-section Your fund’s management – Sub-advisor or Sub-advisors, as applicable, in the section Fund summary or Fund summaries, as applicable, Putnam Investment Management, LLC is added to the list of sub-advisors.
•	For each mutual fund listed above except Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam Multi-Asset Income Fund, and Putnam VT Global Asset Allocation Fund, in the sub-section The fund’s investment manager or The funds’ investment manager, as applicable, in the section Who oversees and manages the fund?, or Who oversees and manages the funds?, as applicable, the following replaces the first paragraph:

The Trustees have retained Franklin Advisers, a global investment management organization based in California, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business.

Effective July 15, 2024, Putnam Management transferred all of its rights and obligations under the management contracts between Putnam Management and certain Putnam funds (including your fund) to Franklin Advisers, and Franklin Advisers assumed the role of investment adviser for those funds. In addition, Putnam Management transferred all of its rights and obligations under the previous sub-management contract between Putnam Management and its affiliate, PIL, in respect of certain Putnam funds (including your fund) to Franklin Advisers. Additionally, a new sub-advisory agreement was approved pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for certain Putnam funds (including your fund). The changes described above are not expected to materially change the nature or level of services provided to the fund, and will not result in an increase in the fees payable by the fund to its investment manager.

The basis for the Trustees' approval of the fund's contractual arrangements described above will be discussed in the fund's next Form N-CSR filed with the SEC.

•	For each exchange-traded fund listed above, in the sub-section Investment manager in the section Fund management, the following replaces the first paragraph:

The Trustees have retained Franklin Advisers, a global investment management organization based in California, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business.

Effective July 15, 2024, Putnam Management transferred all of its rights and obligations under the management contracts between Putnam Management and certain Putnam funds (including your fund) to Franklin Advisers, and Franklin Advisers assumed the role of investment adviser for those funds. In addition, Putnam Management transferred all of its rights and obligations under the previous sub-management contract between Putnam Management and its affiliate, PIL, in respect of certain Putnam funds (including your fund) to Franklin Advisers. Additionally, a new sub-advisory agreement was approved pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for certain Putnam funds (including your fund). The changes described above are not expected to materially change the nature or level of services provided to the fund, and will not result in an increase in the fees payable by the fund to its investment manager.

The basis for the Trustees' approval of the fund's contractual arrangements described above will be discussed in the fund's next Form N-CSR filed with the SEC.

•	For Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam Multi-Asset Income Fund, and Putnam VT Global Asset Allocation Fund, in the sub-section The fund’s investment manager or The funds’ investment manager, as applicable, in the section Who oversees and manages the fund?, or Who oversees and manages the funds?, as applicable, the following replaces the first paragraph:

The Trustees have retained Franklin Advisers, a global investment management organization based in California, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business.

Effective July 15, 2024, Putnam Management transferred all of its rights and obligations under the management contracts between Putnam Management and certain Putnam funds (including your fund) to Franklin Advisers, and Franklin Advisers assumed the role of investment adviser for those funds. In addition, Putnam Management transferred all of its rights and obligations under the previous sub-management contract between Putnam Management and its affiliate, PIL, in respect of certain Putnam funds (including your fund), and the previous sub-advisory agreement among Putnam Management, PIL and The Putnam Advisory Company, LLC, in respect of certain funds (including your fund), to Franklin Advisers. Additionally, a new sub-advisory agreement was approved pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for certain Putnam funds (including your fund). The changes described above are not expected to materially change the nature or level of services provided to the fund, and will not result in an increase in the fees payable by the fund to its investment manager.

The basis for the Trustees' approval of the fund's contractual arrangements described above will be discussed in the fund's next Form N-CSR filed with the SEC.

•	For Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund, and Putnam VT Global Asset Allocation Fund, in the sub-section The fund’s investment manager or The funds’ investment manager, as applicable, in the section Who oversees and manages the fund?, or Who oversees and manages the funds?, as applicable, Franklin Advisers’ address of One Franklin Parkway, San Mateo, CA 94403-1906 replaces the address for Putnam Management, and the following is also added as a new paragraph:

Franklin Advisers has retained its affiliate Putnam Management to make investment decisions for such fund assets as may be designated from time to time for its management by Franklin Advisers (the “portfolio management services”) and to provide certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Franklin Advisers (and not the fund) will pay a monthly fee to Putnam Management for its services at the annual rate of 0.25% of the average net asset value of the portion of each fund’s assets managed by Putnam Management. With respect to the other services, Franklin Advisers (and not the fund) will pay a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up determined and revised from time-to-time in accordance with Franklin Resources’ transfer pricing policy, in line with applicable tax/transfer pricing regulations, but not to exceed 15% over such costs. Putnam Management, which is one of America's oldest money management firms, is located at 100 Federal Street, Boston, MA.

•	For each mutual fund listed above except Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund, and Putnam VT Global Asset Allocation Fund, in the sub-section The fund’s investment manager or The funds’ investment manager, as applicable, in the section Who oversees and manages the fund?, or Who oversees and manages the funds?, as applicable, Franklin Advisers’ address of One Franklin Parkway, San Mateo, CA 94403-1906 replaces the address for Putnam Management, and the following is also added as a new paragraph:

Franklin Advisers has retained its affiliate Putnam Management to provide certain advisory and related services. Franklin Advisers (and not the fund) will pay a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up determined and revised from time-to-time in accordance with Franklin Resources’ transfer pricing policy, in line with applicable tax/transfer pricing regulations, but not to exceed 15% over such costs. Putnam Management, which is one of America's oldest money management firms, is located at 100 Federal Street, Boston, MA.

•	For each exchange-traded fund listed above, in the sub-section Investment manager in the section Fund management, Franklin Advisers’ address of One Franklin Parkway, San Mateo, CA 94403-1906 replaces the address for Putnam Management, and the following is also added as a new paragraph:

Franklin Advisers has retained its affiliate Putnam Management to provide certain advisory and related services. Franklin Advisers (and not the fund) will pay a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up determined and revised from time-to-time in accordance with Franklin Resources’ transfer pricing policy, in line with applicable tax/transfer pricing regulations, but not to exceed 15% over such costs. Putnam Management, which is one of America's oldest money management firms, is located at 100 Federal Street, Boston, MA.

Shareholders should retain this Supplement for future reference.